Financial and capital risk management (Details 15) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Cash And Cash Equivalents Current [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	$ 6,540	$ 3,660
Cash And Cash Equivalents Current [Member] | Moody's, Aa2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	706	338
Cash And Cash Equivalents Current [Member] | Moody's, Aa3 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure		42
Cash And Cash Equivalents Current [Member] | Moody's, A1 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	2,587	2,022
Cash And Cash Equivalents Current [Member] | Moody's, A2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	608	309
Cash And Cash Equivalents Current [Member] | Moody's, A3 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	1,146	186
Cash And Cash Equivalents Current [Member] | Moody's, Baa1 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure		2
Cash And Cash Equivalents Current [Member] | Moody's, Baa2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	20	16
Cash And Cash Equivalents Current [Member] | Moody's, Ba1 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	100	85
Cash And Cash Equivalents Current [Member] | Moody's, Ba2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	782	287
Cash And Cash Equivalents Current [Member] | Moody's, Ba3 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	591	373
Derivatives [member]
IfrsStatementLineItems [Line Items]
Credit exposure	277	815
Derivatives [member] | Moody's, Aa2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	1
Derivatives [member] | Moody's, Aa3 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	1
Derivatives [member] | Moody's, A1 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	26	50
Derivatives [member] | Moody's, A2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	104	293
Derivatives [member] | Moody's, A3 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	3	22
Derivatives [member] | Moody's, Ba2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	99	314
Derivatives [member] | Moody's, Ba3 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	$ 43	$ 136